OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 5,272	$ 2,482
Government authorities	57	54
Other	131	122
Other accounts receivable and prepaid expenses	$ 5,460	$ 2,658